Commitments (Tables)	12 Months Ended
Jan. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Aggregate Minimum Rentals Under Non-Cancelable Leases
Aggregate minimum annual rentals at January 31, 2014, under non-cancelable leases are as follows:

(Amounts in millions)
Fiscal Year	Operating Leases	Capital Leases
2015	$1,734	$586
2016	1,632	558
2017	1,462	519
2018	1,314	479
2019	1,192	438
Thereafter	9,836	3,711
Total minimum rentals	$17,170	$6,291
Less estimated executory costs		60
Net minimum lease payments		6,231
Less imputed interest		3,134
Present value of minimum lease payments		$3,097